Annual Total Returns - Fidelity® MSCI Consumer Discretionary Index ETF [BarChart] - 09.30 Fidelity MSCI Sector ETFs Combo PRO-08 - Fidelity® MSCI Consumer Discretionary Index ETF	Dec. 01, 2020
Bar Chart Table:
Annual Return, Inception Date	Oct. 21, 2013
Fidelity MSCI Consumer Discretionary Index ETF-Default
Bar Chart Table:
Annual Return 2014	9.32%
Annual Return 2015	6.39%
Annual Return 2016	6.64%
Annual Return 2017	22.78%
Annual Return 2018	(0.74%)
Annual Return 2019	27.53%